Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net
4.	Property, Plant and Equipment, Net
Property, plant and equipment, net consist
s
of the following:

At December 31,	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)
At cost:
Land	$363	$371	$340	$334	$329
Buildings	26,740	27,327	25,050	24,625	24,248
Machinery and equipment	643	798	748	735	778
Leasehold improvements	6,456	6,479	5,865	5,766	5,724
Furniture and fixtures	272	266	243	239	235
Motor vehicles	278	116	111	50	50

Total	34,752	35,357	32,357	31,749	31,364
Less: accumulated depreciation	(8,335)	(9,961)	(10,771)	(11,316)	(11,716)
Less: Impairment	—	—	—	—	(3,457)
Deposit for fixed assets	—	79	132	14	65
Construction in process	151	—	—	—	—

Net book value	$26,568	$25,475	$21,718	$20,447	$16,256

Depreciation expenses were $1.2 million, $1.6 million, $1.6 million, $1.2 million, $0.9 million and $0.8 million for the years ended December 31,
2
019,
2020, 2021, 2022, 2023 and 2024, respectively.
Buildings of $nil (2020: $12.8 million) have been pledged to banks to obtain loan facilities as of December 31, 2021, 2022, 2023 and 2024

(See Note 9).
In October 2018, the Company signed a rental agreement to lease the former site of Wuxi factories to a third party. The term of the lease is 12 years, with 10 months of rent-free incentive from the date the property is handed over. The property was handed over to the tenant in
February 2019
.